Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Taxes currently payable									$ 1,118	$ 1,176
Deferred income taxes									112	(547)
Income tax expense	$ 481	$ 448	$ 214	$ 87	$ 287	$ 200	$ 16	$ 126	$ 1,230	$ 629